UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-21729

          BlackRock Global Opportunities Equity Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Global Opportunities Equity Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock Global Opportunities Equity Trust (BOE)

Shares		Description	Value

		LONG-TERM INVESTMENTS—92.8%
		Common Stocks—92.8%
		Australia—4.6%
604,300		Foster’s Group Ltd.	$ 2,491,348
400,000		Lion Nathan Ltd.	2,412,316
500,000		Promina Group Ltd.	2,103,497
110,000		Publishing & Broadcasting Ltd.	1,441,412
89,700		QBE Insurance Group Ltd.	1,515,655
1,612,700		SP AusNet	1,594,200
137,532		St. George Bank Ltd.	3,019,450

		Total Australia	14,577,878

		Brazil—1.1%
115,150		Gerdau SA (ADR)	1,792,886
17,300		Petroleo Brasileiro SA (ADR)	1,589,524

		Total Brazil	3,382,410

		Canada—2.8%
70,000		Barrick Gold Corp.	2,156,000
20,800		Canadian Imperial Bank of Commerce	1,419,811
120,000		CI Financial Income Fund	3,050,632
37,000		Teck Cominco Ltd., Class B	2,448,794

		Total Canada	9,075,237

		China—1.1%
31,100		PetroChina Co. Ltd. (ADR)	3,557,840

		Denmark—1.0%
84,000		Danske Bank A/S	3,221,173

		Finland—1.8%
96,000		Fortum Oyj	2,602,217
79,855		Wartsila Oyj	3,101,007

		Total Finland	5,703,224

		France—1.4%
2,130		Areva SA	1,228,197
21,900		Societe Generale	3,267,488

		Total France	4,495,685

		Germany—6.6%
50,300		Bilfinger Berger AG	2,619,604
24,600		Deutsche Bank AG	2,847,647
21,800		E.On AG	2,631,572
93,100	[1]	Hannover Rueckversicherung AG	3,289,492
117,100		IVG Immobilien AG	3,733,606
43,900		Man AG	3,179,615
30,000		RWE AG	2,630,806

		Total Germany	20,932,342

		Greece—2.0%
55,000		Cosmote Mobile Telecommunications SA	1,236,524
85,600		OPAP SA	3,107,598
81,750		Piraeus Bank SA	2,046,778

		Total Greece	6,390,900

		Hong Kong—4.9%
555,500		ASM Pacific Technology	2,791,727
358,000		Citic Pacific Ltd.	1,045,868
4,293,000		Guangdong Investment Ltd.	1,674,061
1,076,000		Hang Lung Properties Ltd.	2,124,249
197,000		Hong Kong Exchanges & Clearing Ltd.	1,280,340
459,000		Kerry Properties Ltd.	1,512,239
2,085,000		New World Development Co. Ltd.	3,568,827
2,000,000		Xinyi Glass Holding Co. Ltd.	689,815
336,000		Yue Yuen Industrial Holdings	940,516

		Total Hong Kong	15,627,642

		Ireland—0.8%
117,900		Irish Life & Permanent PLC	2,725,959

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Shares		Description	Value

		Italy—3.6%
177,300		Acea SpA	$ 2,545,669
154,600		Credito Emiliano SpA	2,028,182
144,100		ENI SpA	4,419,602
324,900		Unicredito Italiano SpA	2,500,540

		Total Italy	11,493,993

		Japan—8.4%
61,100		Aisin Seiki Co. Ltd.	1,774,722
329,500		Bank of Yokohama Ltd.	2,641,288
39,000		Daito Trust Construction Co. Ltd.	2,119,325
121,900		Hitachi Construction Machinery Co. Ltd.	2,865,546
73,000		Isetan Co. Ltd.	1,146,784
173,000		Mitsui Trust Holdings, Inc.	1,901,348
414		Mizuho Financial Group, Inc.	3,477,535
600,000		Morinaga & Co. Ltd.	1,590,998
93,000		Nissan Motor Co. Ltd. (ADR)	2,004,150
464,500		NSK Ltd.	3,561,389
114,000		Showa Shell Sekiyu KK	1,424,938
208		Sumitomo Mitsui Financial Group, Inc.	2,213,441

		Total Japan	26,721,464

		Mexico—1.6%
1,040,900		Grupo Mexico SA de CV	3,361,648
450,000		Kimberly-Clark de Mexico SA de CV	1,683,202

		Total Mexico	5,044,850

		Netherlands—3.2%
87,250		ING Groep NV	3,541,982
109,700		Koninklijke Wessanen NV	1,597,491
26,300		Rodamco Europe NV	2,785,078
78,000		SBM Offshore NV	2,150,171

		Total Netherlands	10,074,722

		Norway—4.2%
247,000		DNB NOR ASA	3,130,392
61,500		Orkla ASA	2,787,960
1,285,300	[1]	PAN Fish ASA	1,422,194
120,900		Statoil ASA	3,585,060
249,000		Storebrand ASA	2,589,325

		Total Norway	13,514,931

		Singapore—1.4%
609,000		Singapore Exchange Ltd.	1,427,178
307,500		United Overseas Bank Ltd.	3,038,287

		Total Singapore	4,465,465

		South Africa—1.5%
675,400		African Bank Investments Ltd.	2,407,383
165,200		Foschini Ltd.	1,056,336
370,800		Truworths Intl. Ltd.	1,201,521

		Total South Africa	4,665,240

		South Korea—3.7%
44,600		Daelim Industrial Co.	2,964,929
48,600		GS Engineering & Construction Corp.	3,256,281
33,000		Hyundai Heavy Industries	3,903,895
75,500		SK Telecom Co. Ltd. (ADR)	1,767,455

		Total South Korea	11,892,560

		Spain—0.5%
63,600		Gestevision Telecinco SA	1,546,860

		Sweden—4.5%
92,500		D. Carnegie AB	1,726,261
129,423		Lindex AB	1,741,910
245,300		Nordea Bank AB	3,068,963
73,400		Oriflame Cosmetics SA	2,500,288
311,500		Sandvik AB	3,241,618
139,700		Skanska AB	2,190,369

		Total Sweden	14,469,409

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Shares		Description	Value

		Thailand—0.5%
5,313,00		Krung Thai Bank PCL	$ 1,529,628

		United Kingdom—17.6%
226,200		Arriva PLC	2,332,438
40,800		BP PLC (ADR)	2,958,816
589,233		Brit Insurance Holdings PLC	2,870,052
295,000		De La Rue PLC	2,967,469
626,300	[1]	Debenhams PLC	2,105,878
244,600		Diageo PLC	4,299,565
289,900		Exam PLC	2,734,752
510,100		Friends Provident PLC	1,734,224
308,900		GKN PLC	1,497,386
269,000		Hanson PLC	3,311,434
207,000		Kelda Group PLC	3,217,156
807,300		Legal & General Group PLC	1,873,742
26,100		Rio Tinto PLC	1,348,075
40,500		Royal Dutch Shell PLC (ADR)	2,867,400
40,900		Sabmiller, Inc.	821,316
144,428		Scottish & Southern Energy PLC	3,264,489
163,400		Smiths Group PLC	2,751,669
205,158		Tate & Lyle PLC	2,625,170
205,313		United Utilities PLC	2,531,272
93,450		Viridian Group PLC	1,797,149
70,000	[1]	Vodafone Group PLC (ADR)	1,517,600
97,070		Whitbread PLC	2,246,646
99,897		Wolverhampton & Dudley Brew PLC	2,420,309

		Total United Kingdom	56,094,007

		United States—14.0%
209,789	[2]	Alaska Communications Systems Group, Inc.	2,599,286
22,900	[2]	Alliance Bernstein Holdings LP	1,488,500
40,000		Alltel Corp.	2,206,800
19,800		Altria Group, Inc.	1,583,406
77,300	[2]	Archer-Daniels-Midland Co.	3,401,200
78,600		AT&T, Inc.	2,357,214
38,700		Atmos Energy Corp.	1,113,399
46,921		Caterpillar, Inc.	3,325,291
73,300	[2]	Consolidated Edison, Inc.	3,435,571
137,200		Highland Hospitality Corp.	1,831,620
45,200		HJ Heinz Co.	1,897,044
70,000	[2]	McDonald’s Corp.	2,477,300
40,500	[2]	Newmont Mining Corp.	2,074,815
22,400		Nike, Inc.	1,769,600
64,800		Pepco Holdings, Inc.	1,587,600
72,900	[2]	RR Donnelley & Sons Co.	2,127,951
109,500		Strategic Hotels & Resorts, Inc.	2,184,525
31,600		Temple-Inland, Inc.	1,344,264
55,400		UST, Inc.	2,800,470
25,000	[2]	Vector Group Ltd.	404,750
21,800		Whirlpool Corp.	1,682,742
89,156		Windstream Corp.	1,117,130

		Total United States	44,810,478

		Total Common Stocks (cost $284,288,123)	296,013,897

		SHORT-TERM INVESTMENTS—6.9%
		Money Market Fund—2.0%
6,358,851		Fidelity Institutional Money Market Prime Portfolio	6,358,851

Principal
Amount

		U.S. Government and Agency Discount Notes—4.9%
$15,600,000	[3]	Federal Home Loan Bank Disc. Notes, 5.05%, 8/1/06	15,600,000

		Total Short-Term Investments (cost $21,958,851)	21,958,851

Contracts

		OUTSTANDING CALL OPTION PURCHASED—0.0%
4,500		Arch Coal, Inc., strike price $50, expires 11/17/06 (cost $1,710)	3,658

		Total investments before outstanding options written (cost $306,248,6844)	317,976,406

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Contracts		Description	Value

		OUTSTANDING CALL OPTIONS WRITTEN—(1.6)%
(89,200)		Acea SpA, strike price 10.57 EUR, expires 08/10/06	$ (65,324)
(136,000)		African Bank Investments Ltd., strike price 26.33 ZAR, expires 08/29/06	(9,010)
(117,500)		Alaska Communications Systems Group, Inc., strike price $12, expires 11/17/06	(81,897)
(37,900)		Alaska Communications Systems Group, Inc., strike price $12.21, expires 08/18/06	(12,393)
(92)		Alliance Bernstein Holdings LP, strike price $65, expires 09/16/06	(16,100)
(160)		Alltel Corp., strike price $55, expires 08/19/06	(28,000)
(70)		Alltel Corp., strike price $68, expires 11/10/06	(490)
(94)		Altria Group, Inc., strike price $80, expires 08/19/06	(14,100)
(2,500)		Altria Group, Inc., strike price $80.96, expires 11/17/06	(7,957)
(4,500)		Arch Coal, Inc., strike price $51, expires 11/17/06	(3,136)
(165)		Archer-Daniels-Midland Co., strike price $40, expires 08/19/06	(72,600)
(165)		Archer-Daniels-Midland Co., strike price $45, expires 09/16/06	(35,475)
(5,500)		Archer-Daniels-Midland Co., strike price $47.35, expires 11/17/06	(14,586)
(930)		Areva SA, strike price 549.51 EUR, expires 08/10/06	(5)
(181,000)		Arriva PLC, strike price 6.07 GBP, expires 08/23/06	(7,885)
(222,000)		ASM Pacific Technology, strike price 36.25 HKD, expires 09/27/06	(101,584)
(80)		AT&T, Inc., strike price $27.50, expires 08/19/06	(20,000)
(80)		AT&T, Inc., strike price $27.50, expires 09/16/06	(22,400)
(230)		AT&T, Inc., strike price $29, expires 11/10/06	(45,540)
(16,000)		Atmos Energy Corp., strike price $27, expires 08/18/06	(29,472)
(135,000)		Bank of Yokohama Ltd., strike price 831.33 JPY, expires 08/30/06	(111,964)
(350)		Barrick Gold Corp., strike price $30, expires 08/19/06	(50,750)
(22,300)		Bilfinger Berger AG, strike price 47.84 EUR, expires 08/10/06	(148)
(19,500)		BP PLC (ADR), strike price $74.43, expires 11/17/06	(46,325)
(290,000)		Brit Insurance Holdings PLC, strike price 2.58 GBP, expires 08/23/06	(41,935)
(20)		Canadian Imperial Bank of Commerce, strike price 80 CAD, expires 08/19/06	(530)
(57)		Canadian Imperial Bank of Commerce, strike price 80 CAD, expires 10/21/06	(6,548)
(110)		Caterpillar, Inc., strike price $75, expires 08/22/06	(4,400)
(110)		Caterpillar, Inc., strike price $75, expires 09/16/06	(12,650)
(100)		Caterpillar, Inc., strike price $80, expires 11/18/06	(13,500)
(100)		CI Financial Income Fund, strike price 30 CAD, expires 08/19/06	(22)
(179,000)		Citic Pacific Ltd., strike price 23.06 HKD, expires 09/27/06	(17,903)
(44,000)		Consolidated Edison, Inc., strike price $47, expires 09/15/06	(37,599)
(55,000)		Cosmote Mobile Telecommunications SA, strike price 17.85 EUR, expires 08/10/06	(10,539)
(62,000)		Credito Emiliano SpA, strike price 9.30 EUR, expires 08/24/06	(83,523)
(25,000)		D. Carnegie AB, strike price 132.83 SEK, expires 08/24/06	(20,772)
(15,900)		D. Carnegie AB, strike price 146.44 SEK, expires 08/10/06	(171)
(16,700)		Daelim Industrial Co., strike price 65,443.35 KRW, expires 09/06/06	(37,568)
(16,700)		Daelim Industrial Co., strike price 68,559.70 KRW, expires 11/08/06	(50,103)
(16,000)		Daito Trust Construction Co. Ltd., strike price 7,112.60 JPY, expires 11/01/06	(24,046)
(40,000)		Danske Bank A/S, strike price 222.84 DKK, expires 08/24/06	(36,580)
(78,500)		De La Rue PLC, strike price 5.19 GBP, expires 08/03/06	(30,249)
(39,500)		De La Rue PLC, strike price 5.48 GBP, expires 08/10/06	(5,659)
(252,000)		Debenhams PLC, strike price 2 GBP, expires 08/23/06	(2,184)
(60)		Deutsche Bank AG, strike price 90 EUR, expires 08/18/06	(18,011)
(6,500)		Deutsche Bank AG, strike price 94.73 EUR, expires 11/07/06	(22,160)
(171,000)		Diageo PLC, strike price 9.11 GBP, expires 08/03/06	(98,349)
(99,000)		DNB NOR ASA, strike price 80.58 NOK, expires 08/10/06	(3,357)
(112)		E.On AG, strike price 90 EUR, expires 08/18/06	(75,826)
(54,000)		ENI SpA, strike price 22.50 EUR, expires 08/23/06	(113,215)
(17,000)		ENI SpA, strike price 23.61 EUR, expires 08/10/06	(11,744)
(32,500)		Fortum Oyj, strike price 19.09 EUR, expires 08/24/06	(94,635)
(9,700)		Fortum Oyj, strike price 20.08 EUR, expires 08/10/06	(15,174)
(48,000)		Foschini Ltd., strike price 43.80 ZAR, expires 08/29/06	(14,240)
(267,800)		Foster’s Group Ltd., strike price 5.60 AUD, expires 09/06/06	(8,209)
(221,000)		Freinds Provident PLC, strike price 1.79 GBP, expires 08/29/06	(31,140)
(560)		Gerdau SA (ADR), strike price $15, expires 08/19/06	(50,400)
(32,000)		Gestevision Telecinco SA, strike price 18.73 EUR, expires 08/29/06	(29,042)
(155,500)		GKN PLC, strike price 2.94 GBP, expires 08/02/06	(3)
(250,000)		Grupo Mexico SA de CV, strike price 34 MXN, expires 09/08/06	(78,792)
(170,000)		Grupo Mexico SA de CV, strike price 37 MXN, expires 11/03/06	(55,414)
(18,200)	[5]	GS Engineering & Construction Corp., strike price 64,915.20 KRW, expires 09/06/06	(93,239)
(18,200)		GS Engineering & Construction Corp., strike price 68,006.40 KRW, expires 11/08/06	(80,033)
(431,000)		Hang Lung Properties Ltd., strike price 15.34 HKD, expires 09/27/06	(54,986)
(27,700)		Hannover Rueckversicherung AG, strike price 27.55 EUR, expires 08/24/06	(28,251)
(134,500)		Hanson PLC, strike price 6.91 GBP, expires 08/02/06	(357)
(55,000)		Highland Hospitality Corp., strike price $13.33, expires 09/13/06	(23,595)
(50,000)		Hitachi Construction Machinery Co. Ltd., strike price 2,805.05 JPY, expires 08/11/06	(17,753)
(80)		HJ Heinz Co., strike price $42.63, expires 09/08/06	(9,120)
(100)		HJ Heinz Co., strike price $45.13, expires 11/10/06	(8,700)
(99,000)		Hong Kong Exchanges & Clearing Ltd., strike price 52.34 HKD, expires 09/27/06	(23,091)

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Contracts		Description	Value

		OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(8,200)		Hyundai Heavy Industries, strike price 110,658.45 KRW, expires 09/06/06	$ (73,449)
(8,200)		Hyundai Heavy Industries, strike price 113,820.12 KRW, expires 11/08/06	(87,226)
(40,800)		ING Groep NV, strike price 30.94 EUR, expires 08/10/06	(56,517)
(93,000)		Irish Life & Permanent PLC, strike price 20.34 EUR, expires 08/02/06	(1,712)
(40,000)		Isetan Co. Ltd., strike price 2,013.12 JPY, expires 08/30/06	(4,508)
(53,800)		IVG Immobilien AG, strike price 25.49 EUR, expires 08/10/06	(22,803)
(103,500)		Kelda Group PLC, strike price 7.61 GBP, expires 08/03/06	(97,791)
(184,000)		Kerry Properties Ltd., strike price 26.61 HKD, expires 09/27/06	(23,333)
(290,000)	[5]	Kimberly-Clark de Mexico SA de CV, strike price 38.25 MXN, expires 11/03/06	(128,289)
(59,200)		Koninklijke Wessanen NV, strike price 10.43 EUR, expires 08/24/06	(77,293)
(364,000)		Legal & General Group PLC, strike price 1.30 GBP, expires 08/10/06	(3,991)
(67,000)		Lindex AB, strike price 111.86 SEK, expires 08/10/06	(2,042)
(240,000)		Lion Nathan Ltd., strike price 7.96 AUD, expires 09/06/06	(44,691)
(212)		Man AG, strike price 56 EUR, expires 08/18/06	(64,182)
(9,600)		Man AG, strike price 58.46 EUR, expires 08/10/06	(9,129)
(280)		McDonald’s Corp., strike price $35, expires 08/19/06	(23,800)
(70)		McDonald’s Corp., strike price $36.50, expires 11/10/06	(10,290)
(70,000)		Mitsui Trust Holdings, Inc., strike price 1,326.71 JPY, expires 08/30/06	(21,038)
(165)		Mizuho Financial Group, Inc., strike price 938,267.57 JPY, expires 08/30/06	(60,800)
(240,000)		Morinaga & Co. Ltd., strike price 319.87 JPY, expires 08/30/06	(7,962)
(834,000)		New World Development Co. Ltd., strike price 13.41 HKD, expires 09/27/06	(78,944)
(90)		Newmont Mining Corp., strike price $55, expires 08/19/06	(4,050)
(70)		Newmont Mining Corp., strike price $61, expires 11/10/06	(7,770)
(135)		Nike, Inc., strike price $65, expires 08/19/06	(810)
(37,200)		Nissan Motor Co. Ltd. (ADR), strike price $22.21, expires 08/18/06	(7,775)
(71,700)		Nordea Bank AB, strike price 84.48 SEK, expires 08/24/06	(62,960)
(185,000)		NSK Ltd., strike price 949.37 JPY, expires 08/30/06	(17,724)
(21,500)		Oriflame Cosmetics SA, strike price 242.98 SEK, expires 08/23/06	(33,212)
(28,400)		Orkla ASA, strike price 313.04 NOK, expires 08/10/06	(291)
(560,000)		PAN Fish ASA, strike price 7.82 NOK, expires 08/30/06	(15,705)
(30,000)		Pepco Holdings, Inc., strike price $24, expires 08/21/06	(20,310)
(45)		PetroChina Co. Ltd. (ADR), strike price $105, expires 08/19/06	(46,350)
(65)		PetroChina Co. Ltd. (ADR), strike price $115, expires 09/16/06	(30,550)
(4,000)		PetroChina Co. Ltd. (ADR), strike price $121, expires 11/17/06	(20,544)
(6,000)		Petroleo Brasileiro SA (ADR), strike price $101, expires 11/17/06	(21,986)
(60)		Petroleo Brasileiro SA (ADR), strike price $95, expires 08/19/06	(9,300)
(40,000)		Piraeus Bank SA, strike price 17.48 EUR, expires 08/24/06	(112,693)
(200,000)		Promina Group Ltd., strike price 5.91 AUD, expires 08/04/06	(1)
(44,000)		Publishing & Broadcasting Ltd., strike price 17.76 AUD, expires 09/27/06	(10,082)
(39,100)		QBE Insurance Group Ltd., strike price 21.47 AUD, expires 09/06/06	(27,056)
(58,000)		Rexam PLC, strike price 5.16 GBP, expires 08/23/06	(7,279)
(16)		Rio Tinto PLC, strike price 29 GBP, expires 08/18/06	(9,863)
(26,300)		Rodamco Europe NV, strike price 79.21 EUR, expires 08/10/06	(134,974)
(100)		Royal Dutch Shell PLC (ADR), strike price $65, expires 08/19/06	(59,000)
(90)		Royal Dutch Shell PLC (ADR), strike price $70, expires 09/16/06	(17,550)
(72,900)		RR Donnelley & Sons Co., strike price $31.90, expires 08/18/06	(437)
(15,000)		RWE AG, strike price 63.25 EUR, expires 08/23/06	(111,917)
(8,200)		Sabmiller, Inc., strike price 10.08 GBP, expires 08/10/06	(10,958)
(160,000)		Sandvik AB, strike price 88.40 SEK, expires 08/10/06	(79)
(300)		SBM Offshore NV, strike price 22 EUR, expires 09/15/06	(24,909)
(72,200)		Scottish & Southern Energy PLC, strike price 11.72 GBP, expires 08/03/06	(52,562)
(46,000)		Showa Shell Sekiyu KK, strike price 1,365.38 JPY, expires 08/30/06	(34,030)
(261,000)		Singapore Exchange Ltd., strike price 3.45 SGD, expires 09/06/06	(51,889)
(140)		SK Telecom Co. Ltd. (ADR), strike price $23.50, expires 09/08/06	(10,920)
(70,000)		Skanska AB, strike price 111.28 SEK, expires 08/23/06	(42,274)
(66,000)		Smiths Group PLC, strike price 8.84 GBP, expires 08/29/06	(48,283)
(8,400)		Societe Generale, strike price 121.69 EUR, expires 08/10/06	(3,681)
(280,000)		SP AusNet, strike price 1.29 AUD, expires 09/06/06	(7,124)
(89,000)		St. George Bank Ltd., strike price 28.84 AUD, expires 09/06/06	(49,241)
(15,100)		Statoil ASA, strike price 172.73 NOK, expires 08/24/06	(32,518)
(40,500)		Statoil ASA, strike price 185.12 NOK, expires 08/10/06	(22,309)
(111,400)		Storebrand ASA, strike price 68.90 NOK, expires 08/10/06	(1,906)
(43,800)		Strategic Hotels & Resorts, Inc., strike price $21.50, expires 11/17/06	(18,878)
(85)		Sumitomo Mitsui Financial Group, Inc., strike price 1,181,470.59 JPY, expires 08/30/06	(43,720)
(70,000)		Tate & Lyle PLC, strike price 5.87 GBP, expires 08/15/06	(129,973)
(60)		Teck Cominco Ltd., Class B, strike price 72 CAD, expires 09/16/06	(30,220)
(90)		Teck Cominco Ltd., Class B, strike price 76 CAD, expires 11/18/06	(44,932)
(23,000)		Temple-Inland, Inc., strike price $47.55, expires 11/17/06	(20,378)
(75,000)		Truworths Intl. Ltd., strike price 20.72 ZAR, expires 08/29/06	(23,222)
(162)		Unicredito Italiano SpA, strike price 6.20 EUR, expires 08/18/06	(10,844)
(154,000)		United Overseas Bank Ltd., strike price 15.76 SGD, expires 09/27/06	(26,639)

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(165,000)	United Utilities PLC, strike price 6.40 GBP, expires 08/29/06	$ (85,738)
(11,000)	UST, Inc., strike price $49.03, expires 11/17/06	(38,423)
(153)	UST, Inc., strike price $50, expires 08/19/06	(24,097)
(125)	UST, Inc., strike price $50, expires 09/16/06	(26,875)
(250)	Vector Group Ltd., strike price $17.50, expires 08/21/06	(2,500)
(8,500)	Viridian Group PLC, strike price 9.38 GBP, expires 08/24/06	(10,948)
(29,200)	Viridian Group PLC, strike price 9.43 GBP, expires 08/03/06	(32,101)
(9,000)	Viridian Group PLC, strike price 9.58 GBP, expires 08/29/06	(8,993)
(280)	Vodafone Group PLC (ADR), strike price $22.50, expires 09/16/06	(14,000)
(80)	Vodafone Group PLC (ADR), strike price $24, expires 11/10/06	(160)
(19,000)	Wartsila Oyj, strike price 32.62 EUR, expires 08/23/06	(8,228)
(13,000)	Wartsila Oyj, strike price 32.92 EUR, expires 08/23/06	(4,769)
(5,500)	Whirlpool Corp., strike price $88, expires 08/18/06	(940)
(30)	Whirlpool Corp., strike price $90, expires 09/16/06	(900)
(92,000)	Whitebread PLC, strike price 11.99 GBP, expires 08/29/06	(118,371)
(70,000)	Wolverhampton & Dudley Brew PLC, strike price 13.02 GBP, expires 08/23/06	(65,873)

	Total Outstanding Call Options Written (premium received ($4,300,448))	(5,166,842)

	Total investments net of outstanding options written—98.1%	$312,809,564
	Other assets in excess of liabilities—1.9%	6,053,870

	Net Assets—100.0%	$318,863,434

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Rate shown is the yield to maturity as of July 31, 2006.
[4]	Cost for Federal income tax purposes is $310,158,109. The net unrealized appreciation on a tax basis is $7,818,297, consisting of $16,071,499 gross unrealized appreciation and $8,253,202 gross unrealized depreciation.
[5]	Security is fair valued.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

ADR — American Depositary Receipt	EUR — Euro	KRW — South Korean Won	SGD — Singapore Dollar
AUD — Australian Dollar	GBP — British Pound	MXN — Mexican Peso	ZAR — South Africian Rand
CAD — Canadian Dollar	HKD — Hong Kong Dollar	NOK — Norwegian Krone
DKK — Danish Krone	JPY — Japanese Yen	SEK — Swedish Krona

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Global Opportunities Equity Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006